Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Loss Per Share [Abstract]
Schedule of loss per share
	For the Three Months Ended
	March 31, 2023	March 31, 2022
	(Unaudited)
Numerator:
Net loss attributable to ABVC’s common stockholders	$(1,823,695)	$(5,995,440)

Denominator:
Weighted-average shares outstanding:
Weighted-average shares outstanding - Basic	33,075,775	29,683,402
Stock options	–	–
Weighted-average shares outstanding - Diluted	33,075,775	29,683,402

Loss per share
-Basic	$(0.06)	$(0.20)
-Diluted	$(0.06)	$(0.20)

	For the Year Ended
	December 31, 2022	December 31, 2021
Numerator:
Net loss attributable to ABVC’s common stockholders	$(16,423,239)	$(12,838,813)

Denominator:
Weighted-average shares outstanding:
Weighted-average shares outstanding - Basic	31,664,600	25,053,522
Stock options
Weighted-average shares outstanding - Diluted	31,664,600	25,053,522

Loss per share
-Basic	$(0.52)	$(0.51)
-Diluted	$(0.52)	$(0.51)